Shareholder Report, Average Annual Return (Details) LMF0100_Brandywine GLOBAL - Multi-Sector Opportunities Fund_Class A_TSR Annual {Class A}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	5.36%	1.75%	1.89%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	7.76%	2.21%	2.13%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	5.69%	(1.63%)	1.10%
Bloomberg U.S. Government/Credit 1-3 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit 1-3 Year Index
Average Annual Return, Percent	5.07%	1.84%	1.97%
FTSE 3-Month U.S. Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.53%	3.17%	2.16%